Hilton Small-MidCap Opportunity ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Apparel - 1.4%
Ralph Lauren Corp. - Class A	5,921	$2,092,541

Banks - 5.7%
Commerce Bancshares, Inc.	43,144	2,271,100
Community Financial System, Inc.	46,463	2,903,938
Cullen/Frost Bankers, Inc.	23,817	3,282,459
		8,457,497

Beverages - 1.8%
Primo Brands Corp. - Class A	140,221	2,655,786

Chemicals - 0.7%
Ashland, Inc.	16,016	979,539

Commercial Services - 3.2%
Booz Allen Hamilton Holding Corp.	14,782	1,307,024
Shift4 Payments, Inc. - Class A (a)	25,114	1,482,731
Valvoline, Inc. (a)	58,075	1,900,214
		4,689,969

Computers - 5.0%
Amdocs Ltd.	18,531	1,518,430
CyberArk Software Ltd. (a)	3,538	1,524,276
Kyndryl Holdings, Inc. (a)	123,416	2,838,568
Tenable Holdings, Inc. (a)	65,947	1,454,791
		7,336,065

Distribution & Wholesale - 1.2%
Pool Corp.	7,123	1,809,883

Diversified Financial Services - 5.0%
DigitalBridge Group, Inc. - Class A	137,729	2,119,649
Houlihan Lokey, Inc. - Class A	16,714	2,813,300
Moelis & Co. - Class A	35,071	2,513,539
		7,446,488

Electric - 4.5%
Clearway Energy, Inc. - Class C	54,912	1,985,069
CMS Energy Corp.	21,059	1,505,508
IDACORP, Inc.	24,036	3,191,740
		6,682,317

Electronics - 4.0%
nVent Electric PLC	31,460	3,531,700
TD SYNNEX Corp.	14,768	2,343,238
		5,874,938

Engineering & Construction - 8.9%
Dycom Industries, Inc. (a)	12,148	4,426,610
EMCOR Group, Inc.	3,934	2,835,352
Jacobs Solutions, Inc.	17,582	2,378,141
Primoris Services Corp.	23,144	3,431,098
		13,071,201

Entertainment - 1.2%
Live Nation Entertainment, Inc. (a)	11,792	1,715,146

Environmental Control - 2.4%
Clean Harbors, Inc. (a)	13,856	3,601,313

Food - 0.8%
Sprouts Farmers Market, Inc. (a)	16,672	1,182,211

Healthcare - Products - 4.3%
Bio-Techne Corp.	37,506	2,403,760
STERIS PLC	8,451	2,219,233
West Pharmaceutical Services, Inc.	7,412	1,713,061
		6,336,054

Healthcare - Services - 3.6%
HealthEquity, Inc. (a)	24,254	2,077,840
RadNet, Inc. (a)	46,741	3,276,544
		5,354,384

Home Builders - 1.1%
Taylor Morrison Home Corp. (a)	26,660	1,624,927

Insurance - 1.5%
RenaissanceRe Holdings Ltd.	7,774	2,189,936

Internet - 1.3%
Magnite, Inc. (a)	128,220	1,855,343

Iron & Steel - 3.3%
Commercial Metals Co.	36,076	2,773,162
Reliance, Inc.	6,240	2,056,080
		4,829,242

Leisure Time - 4.4%
Planet Fitness, Inc. - Class A (a)	34,659	3,155,355
YETI Holdings, Inc. (a)	74,326	3,397,442
		6,552,797

Machinery - Construction & Mining - 2.0%
BWX Technologies, Inc.	14,602	2,999,689

Miscellaneous Manufacturing - 5.5%
Entegris, Inc.	19,344	2,283,946
Federal Signal Corp.	18,660	2,016,959
Teledyne Technologies, Inc. (a)	6,262	3,884,319
		8,185,224

Oil & Gas - 4.4%
Coterra Energy, Inc.	56,784	1,638,218
EQT Corp.	64,631	3,731,148
Magnolia Oil & Gas Corp. - Class A	44,512	1,135,501
		6,504,867

Oil & Gas Services - 1.7%
TETRA Technologies, Inc. (a)	222,183	2,532,886

Packaging & Containers - 0.8%
AptarGroup, Inc.	9,568	1,195,522

Retail - 5.9%
Academy Sports & Outdoors, Inc.	62,526	3,439,555
BJ’s Wholesale Club Holdings, Inc. (a)	24,904	2,302,126
Burlington Stores, Inc. (a)	9,885	2,924,576
		8,666,257

Semiconductors - 4.4%
MACOM Technology Solutions Holdings, Inc. (a)	14,132	3,095,756
MKS, Inc.	14,525	3,419,330
		6,515,086

Software - 1.6%
Jack Henry & Associates, Inc.	13,166	2,359,479

Telecommunications - 3.6%
Ciena Corp. (a)	14,458	3,640,669
Lumen Technologies, Inc. (a)	182,729	1,611,670
		5,252,339

Transportation - 2.2%
Landstar System, Inc.	10,798	1,612,789
Saia, Inc. (a)	4,992	1,671,671
		3,284,460
TOTAL COMMON STOCKS (Cost $117,213,688)		143,833,386

REAL ESTATE INVESTMENT TRUSTS - 1.8%
Independence Realty Trust, Inc.	99,114	1,655,204
Rexford Industrial Realty, Inc.	23,945	970,491
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,139,610)		2,625,695

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 3.61% (b)	1,243,048	1,243,048
TOTAL MONEY MARKET FUNDS (Cost $1,243,048)		1,243,048

TOTAL INVESTMENTS - 100.0% (Cost $121,596,346)		147,702,129
Liabilities in Excess of Other Assets - (0.0)% (c)		(47,726)
TOTAL NET ASSETS - 100.0%		$147,654,403

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(c)	Represents less than (0.05)% of net assets.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Hilton Small-MidCap Opportunity ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$143,833,386	$—	$—	$143,833,386
Real Estate Investment Trusts	2,625,695	—	—	2,625,695
Money Market Funds	1,243,048	—	—	1,243,048
Total Investments	$147,702,129	$—	$—	$147,702,129

  Refer to the Schedule of Investments for further disaggregation of investment categories.